Intangible Assets (Tables)	6 Months Ended
Jul. 31, 2018
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 July 2018 NZ $000’s	31 January 2018 NZ $000’s

Patents and licences
Cost	1,037	919
Accumulated amortisation and impairment	(820)	(718)
Net book amount	217	201

Brands
Cost	15,091	12,463
Impairment	(696)	-
Net book amount	14,395	12,463

Software
Cost	15,729	15,788
Accumulated amortisation and impairment	(15,453)	(15,440)
Net book amount	276	348

Goodwill
Costs	5,798	-
Impairment	(3,399)	-
Net book amount	2,399	-

Total intangible assets	17,287	13,012

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
Year ended 31 January 2018
Balance at the beginning of the year	-	348	201	12,463	13,012
Additions	5,798	32	119	2,726	8,675
Disposals	-	(22)	-	-	(22)
Amortisation	-	(17)	(103)	-	(120)
Impairment (refer note 9e)	(3,399)	(64)	-	(696)	(4,159)
Foreign exchange movements	-	(1)	-	(98)	(99)
Closing value at 31 July 2018	2,399	276	217	14,395	17,287

	Goodwill NZ $000’s	Software NZ $000’s	Patents and licences NZ $000’s	Brands NZ $000’s	Total NZ $000’s
6 months ended 31 July 2017
Balance at the beginning of the period	-	1,957	536	12,206	14,699
Additions	-	101	-	-	101
Amortisation	-	(64)	(71)	-	(135)
Impairment	-	(1,650)	(264)		(1,914)
Foreign exchange movements	-	4	0	257	261
Closing value at 31 January 2018	-	348	201	12,463	13,012

Disclosure of Information for Cash-generating Units
31 July 2018 NZ $000’s
United States	5,798
Impairment expense	(3,399)
2,399